Exhibit 99.1

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

Collection Period	31-Jul-22	30/360 Days	30	Collection Period Start	1-Jul-22
Distribution Date	15-Aug-22	Actual/360 Days	31	Collection Period End	31-Jul-22
				Prior Month Settlement Date	15-Jul-22
				Current Month Settlement Date	15-Aug-22

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,378,201,975.60	212,584,158.61	197,344,687.11	0.151561
Yield Supplement Overcollaterization		76,117,803.63	4,725,854.81	4,194,633.75
Total Adjusted Pool Balance		1,302,084,171.97	207,858,303.80	193,150,053.36
Total Adjusted Securities		1,302,084,171.97	207,858,303.80	193,150,053.36	0.148339
Class A-1 Notes	2.49668%	268,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.56000%	438,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.99914%	0.00	0.00	0.00	0.000000
Class A-3 Notes	2.50000%	438,000,000.00	49,774,131.83	35,065,881.39	0.080059
Class A-4 Notes	2.54000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	52,084,171.97	52,084,171.97	52,084,171.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	14,708,250.44	103,696.11	33.5804805	0.2367491
Class A-4 Notes	0.00	224,366.67	—	2.1166667
Certificates	0.00	0.00	—	—

Total Securities	14,708,250.44	328,062.78

I. COLLECTIONS

Interest:
Interest Collections				588,997.43
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				588,997.43
Principal:
Principal Collections				14,967,868.27
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				14,967,868.27
Recoveries of Defaulted Receivables				177,129.15

Total Collections				15,733,994.85

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			25,915	207,858,303.80
Total Principal Payment				14,708,250.44

			25,248	193,150,053.36

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS
Total Collections	15,733,994.85
Reserve Account Draw	0.00
Total Available for Distribution	15,733,994.85
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	177,153.47
Servicing Fee Paid	177,153.47
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	103,696.11
Class A-3 Notes Monthly Interest Paid	103,696.11
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	224,366.67
Class A-4 Notes Monthly Interest Paid	224,366.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		328,062.78
Total Note Monthly Interest Paid		328,062.78
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		15,228,778.60
4. Total Monthly Principal Paid on the Notes		14,708,250.44
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		14,708,250.44
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		520,528.16
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		520,528.16

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,210.43
Required Reserve Account Amount		3,255,210.43
Beginning Reserve Account Balance		3,255,210.43
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,210.43
Required Reserve Account Amount for Next Period		3,255,210.43

VI. POOL STATISTICS

Weighted Average Coupon		3.48%
Weighted Average Remaining Maturity		20.73

	Amount	Number
Principal on Defaulted Receivables	271,603.23	20
Principal Recoveries of Defaulted Receivables	177,129.15

Monthly Net Losses	94,474.08
Pool Balance at Beginning of Collection Period	212,584,158.61
Net Loss Ratio for Third Preceding Collection Period	-0.33%
Net Loss Ratio for Second Preceding Collection Period	-0.11%
Net Loss Ratio for Preceding Collection Period	0.21%
Net Loss Ratio for Current Collection Period	0.53%
Four-Month Average Net Loss Ratio	0.08%
Cumulative Net Losses for all Periods	12,179,633.35

Nissan Auto Receivables 2019-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,929,051.96	233	1.48%
61-90 Days Delinquent	514,220.41	40	0.26%
91-120 Days Delinquent	66,709.64	7	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,509,982.01	280	1.78%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.22%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.31%	0.18%
Delinquency Ratio for Preceding Collection Period	0.25%	0.16%
Delinquency Ratio for Current Collection Period	0.29%	0.19%
Four-Month Average Delinquency Ratio	0.27%	0.17%
60 Day Delinquent Receivables	613,731.38
Delinquency Percentage	0.31%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,014,074.10
Number of Extensions	78

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO